Events after the reporting period - Additional Information (Detail) - AUD ($)	Oct. 31, 2018	Jul. 31, 2018
Anti tropomyosin program [member] | TroBio Therapeutics Proprietary Limited [Member]
Disclosure of non-adjusting events after reporting period [line items]
Equity interest, percentage		12.00%
Subsequent Event [Member] | Share purchase plan [Member]
Disclosure of non-adjusting events after reporting period [line items]
Share placement amount	$ 3,400,000
Share purchase plan maturity date	Nov. 16, 2018
Subsequent Event [Member] | Share purchase plan [Member] | Top of range [member]
Disclosure of non-adjusting events after reporting period [line items]
Share placement eligibility ownership capacity amount	$ 15,000